UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

August 31, 2011

1.902943.101

SAI-COR-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.0%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Johnson Controls, Inc.	130,600	$ 4,163,528
TRW Automotive Holdings Corp. (a)	21,300	887,997
		5,051,525
Automobiles - 0.1%
Ford Motor Co. (a)	260,500	2,896,760
General Motors Co.	220,900	5,308,227
Harley-Davidson, Inc.	69,200	2,675,272
		10,880,259
Distributors - 0.0%
Genuine Parts Co.	21,800	1,199,436
Diversified Consumer Services - 0.0%
H&R Block, Inc.	71,790	1,085,465
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. unit	187,600	6,196,428
Chipotle Mexican Grill, Inc. (a)	12,100	3,791,777
Darden Restaurants, Inc.	83,285	4,006,009
International Game Technology	853,745	13,028,149
Las Vegas Sands Corp. (a)	185,500	8,638,735
Marriott International, Inc. Class A	129,200	3,782,976
McDonald's Corp.	173,800	15,721,948
Starbucks Corp.	264,400	10,211,128
Starwood Hotels & Resorts Worldwide, Inc.	59,700	2,660,232
Tim Hortons, Inc.	27,900	1,334,178
Wynn Resorts Ltd.	8,300	1,284,176
Yum! Brands, Inc.	34,700	1,886,639
		72,542,375
Household Durables - 0.0%
Harman International Industries, Inc.	71,100	2,573,109
Lennar Corp. Class A	82,100	1,206,870
		3,779,979
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	101,100	21,765,819
Liberty Media Corp. Interactive Series A (a)	192,800	3,050,096
Netflix, Inc. (a)	3,000	705,030
Priceline.com, Inc. (a)	18,200	9,778,132
		35,299,077
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	66,100	$ 2,560,714
Mattel, Inc.	76,800	2,063,616
		4,624,330
Media - 1.0%
Comcast Corp.:
Class A	637,100	13,704,021
Class A (special) (non-vtg.)	791,805	16,754,594
DIRECTV (a)	190,300	8,367,491
Discovery Communications, Inc. Class C (non-vtg.) (a)	117,500	4,642,425
Lamar Advertising Co. Class A (a)	26,700	558,297
McGraw-Hill Companies, Inc.	25,100	1,056,961
Omnicom Group, Inc.	86,400	3,503,520
The Walt Disney Co.	403,700	13,750,022
Time Warner Cable, Inc.	97,100	6,360,050
Time Warner, Inc.	317,100	10,039,386
Viacom, Inc. Class B (non-vtg.)	91,315	4,405,036
		83,141,803
Multiline Retail - 0.8%
Dollar General Corp. (a)	179,800	6,580,680
Kohl's Corp.	203,900	9,448,726
Macy's, Inc.	1,651,242	42,849,730
Target Corp.	126,700	6,546,589
		65,425,725
Specialty Retail - 1.4%
AutoZone, Inc. (a)	34,100	10,468,700
Bed Bath & Beyond, Inc. (a)	153,600	8,733,696
CarMax, Inc. (a)	262,200	7,370,442
Gap, Inc.	38,600	637,672
Home Depot, Inc.	1,509,293	50,380,200
Lowe's Companies, Inc.	355,595	7,087,008
Ross Stores, Inc.	232,640	17,802,776
TJX Companies, Inc.	281,260	15,362,421
		117,842,915
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	55,300	3,108,966
NIKE, Inc. Class B	75,400	6,533,410
		9,642,376
TOTAL CONSUMER DISCRETIONARY		410,515,265
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	89,200	$ 3,902,500
PepsiCo, Inc.	453,600	29,225,448
The Coca-Cola Co.	671,055	47,275,825
		80,403,773
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	222,300	7,982,793
Kroger Co.	300,000	7,068,000
Sysco Corp.	310,200	8,663,886
Wal-Mart Stores, Inc.	778,545	41,426,379
Walgreen Co.	429,130	15,109,667
Whole Foods Market, Inc.	92,400	6,101,172
		86,351,897
Food Products - 0.7%
Archer Daniels Midland Co.	69,700	1,985,056
ConAgra Foods, Inc.	138,700	3,387,054
General Mills, Inc.	532,970	20,204,893
Kellogg Co.	158,300	8,598,856
Kraft Foods, Inc. Class A	670,926	23,495,829
		57,671,688
Household Products - 0.9%
Colgate-Palmolive Co.	167,500	15,069,975
Energizer Holdings, Inc. (a)	145,330	10,969,508
Kimberly-Clark Corp.	42,600	2,946,216
Procter & Gamble Co.	670,200	42,678,336
		71,664,035
Personal Products - 0.1%
Avon Products, Inc.	252,400	5,694,144
Tobacco - 0.3%
Altria Group, Inc.	326,300	8,872,097
Philip Morris International, Inc.	277,000	19,201,640
		28,073,737
TOTAL CONSUMER STAPLES		329,859,274
ENERGY - 7.7%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	168,300	10,284,813
FMC Technologies, Inc. (a)	162,200	7,211,412
Halliburton Co.	106,300	4,716,531
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
McDermott International, Inc. (a)	85,900	$ 1,236,101
Noble Corp.	107,900	3,642,704
Schlumberger Ltd.	573,443	44,797,367
		71,888,928
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	18,300	1,886,181
Arch Coal, Inc.	50,100	1,017,531
Chevron Corp.	798,085	78,938,587
Cimarex Energy Co.	26,600	1,890,994
Concho Resources, Inc. (a)	30,400	2,643,280
ConocoPhillips	652,620	44,423,843
CONSOL Energy, Inc.	288,815	13,187,293
Devon Energy Corp.	1,094,419	74,234,441
El Paso Corp.	3,033,199	58,055,429
EOG Resources, Inc.	500,758	46,365,183
EQT Corp.	56,900	3,403,758
Exxon Mobil Corp.	1,013,608	75,047,536
Hess Corp.	88,800	5,269,392
Kinder Morgan Holding Co. LLC	2,087,715	53,967,433
Marathon Petroleum Corp.	81,200	3,009,272
Murphy Oil Corp.	122,200	6,547,476
Newfield Exploration Co. (a)	79,900	4,078,895
Occidental Petroleum Corp.	143,900	12,481,886
Peabody Energy Corp.	101,200	4,938,560
Pioneer Natural Resources Co.	422,389	33,018,148
QEP Resources, Inc.	102,645	3,614,130
Range Resources Corp.	45,600	2,953,056
Southwestern Energy Co. (a)	111,700	4,239,015
Spectra Energy Corp.	307,000	7,972,790
Suncor Energy, Inc.	95,800	3,070,061
Valero Energy Corp.	108,500	2,465,120
Williams Companies, Inc.	679,982	18,352,714
		567,072,004
TOTAL ENERGY		638,960,932
FINANCIALS - 7.1%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	57,800	2,641,460
BlackRock, Inc. Class A	99,473	16,388,177
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	44,500	$ 5,336,440
Goldman Sachs Group, Inc.	107,800	12,528,516
Invesco Ltd.	144,800	2,649,840
Legg Mason, Inc.	108,100	3,077,607
Morgan Stanley	429,600	7,518,000
Northern Trust Corp.	104,200	4,004,406
State Street Corp.	129,100	4,585,632
T. Rowe Price Group, Inc.	243,095	13,000,721
		71,730,799
Commercial Banks - 2.1%
Fifth Third Bancorp	382,600	4,063,212
First Horizon National Corp.	207,900	1,463,616
M&T Bank Corp.	30,300	2,304,921
PNC Financial Services Group, Inc.	128,300	6,432,962
U.S. Bancorp	2,249,469	52,210,175
Wells Fargo & Co.	3,973,605	103,711,091
Zions Bancorporation	80,800	1,409,152
		171,595,129
Consumer Finance - 1.1%
American Express Co.	1,728,260	85,911,805
Discover Financial Services	139,500	3,509,820
SLM Corp.	217,200	2,982,156
		92,403,781
Diversified Financial Services - 1.3%
Bank of America Corp.	1,413,100	11,545,027
Citigroup, Inc.	564,030	17,513,132
CME Group, Inc.	26,800	7,158,816
IntercontinentalExchange, Inc. (a)	12,400	1,462,580
JPMorgan Chase & Co.	1,454,120	54,616,747
Moody's Corp.	181,700	5,601,811
NYSE Euronext	452,199	12,335,989
		110,234,102
Insurance - 1.2%
ACE Ltd.	64,600	4,171,868
AFLAC, Inc.	106,900	4,032,268
Allstate Corp.	292,000	7,659,160
Aon Corp.	204,200	9,542,266
Berkshire Hathaway, Inc. Class B (a)	242,700	17,717,100
Hartford Financial Services Group, Inc.	47,800	914,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	92,600	$ 3,483,612
Marsh & McLennan Companies, Inc.	262,100	7,789,612
MetLife, Inc.	924,686	31,069,450
Principal Financial Group, Inc.	78,600	1,993,296
Prudential Financial, Inc.	170,535	8,562,562
The Chubb Corp.	127,300	7,878,597
		104,814,683
Real Estate Investment Trusts - 0.5%
General Growth Properties, Inc.	74,500	1,016,180
Prologis, Inc.	87,982	2,395,750
Public Storage	19,500	2,412,735
Simon Property Group, Inc.	104,500	12,278,750
Vornado Realty Trust	57,900	4,974,189
Weyerhaeuser Co.	1,017,166	18,339,503
		41,417,107
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	115,700	1,754,012
TOTAL FINANCIALS		593,949,613
HEALTH CARE - 4.3%
Biotechnology - 0.7%
Amgen, Inc.	479,215	26,550,907
Biogen Idec, Inc. (a)	37,800	3,560,760
Celgene Corp. (a)	132,800	7,897,616
Dendreon Corp. (a)	36,500	448,220
Gilead Sciences, Inc. (a)	537,250	21,428,216
		59,885,719
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	120,700	6,756,786
Boston Scientific Corp. (a)	181,200	1,228,536
C. R. Bard, Inc.	25,500	2,429,130
Covidien PLC	154,300	8,051,374
DENTSPLY International, Inc.	167,400	5,892,480
Edwards Lifesciences Corp. (a)	39,600	2,987,820
Medtronic, Inc.	118,700	4,162,809
Stryker Corp.	145,300	7,096,452
Zimmer Holdings, Inc. (a)	73,800	4,198,482
		42,803,869
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	82,000	$ 3,245,560
DaVita, Inc. (a)	30,400	2,236,832
Express Scripts, Inc. (a)	110,200	5,172,788
HCA Holdings, Inc.	123,200	2,467,696
Humana, Inc.	23,600	1,832,304
Laboratory Corp. of America Holdings (a)	46,295	3,867,021
McKesson Corp.	94,400	7,545,392
Medco Health Solutions, Inc. (a)	72,200	3,908,908
Quest Diagnostics, Inc.	52,000	2,603,640
UnitedHealth Group, Inc.	313,600	14,902,272
WellPoint, Inc.	121,800	7,709,940
		55,492,353
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	77,100	2,842,677
Life Technologies Corp. (a)	3,900	163,800
Thermo Fisher Scientific, Inc. (a)	117,500	6,454,275
Waters Corp. (a)	19,500	1,557,465
		11,018,217
Pharmaceuticals - 2.3%
Abbott Laboratories	188,500	9,898,135
Allergan, Inc.	62,900	5,145,849
Bristol-Myers Squibb Co.	515,075	15,323,481
Hospira, Inc. (a)	27,400	1,265,880
Johnson & Johnson	832,365	54,769,617
Merck & Co., Inc.	1,103,440	36,545,933
Pfizer, Inc.	3,649,177	69,261,379
		192,210,274
TOTAL HEALTH CARE		361,410,432
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.3%
Goodrich Corp.	26,600	2,372,188
Honeywell International, Inc.	491,500	23,498,615
Lockheed Martin Corp.	34,000	2,522,460
Precision Castparts Corp.	38,067	6,237,278
Raytheon Co.	52,000	2,247,960
Textron, Inc.	219,400	3,701,278
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	449,900	$ 30,080,314
United Technologies Corp.	522,860	38,822,355
		109,482,448
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	32,600	2,298,300
Expeditors International of Washington, Inc.	18,700	850,850
FedEx Corp.	94,200	7,415,424
United Parcel Service, Inc. Class B	193,900	13,066,921
		23,631,495
Airlines - 0.0%
Southwest Airlines Co.	198,600	1,711,932
Commercial Services & Supplies - 0.0%
Cintas Corp.	65,900	2,107,482
Construction & Engineering - 0.1%
Fluor Corp.	58,400	3,546,048
Electrical Equipment - 0.3%
Cooper Industries PLC Class A	140,000	6,633,200
Emerson Electric Co.	405,100	18,857,405
		25,490,605
Industrial Conglomerates - 1.0%
3M Co.	360,133	29,883,836
Danaher Corp.	255,700	11,713,617
General Electric Co.	2,453,600	40,018,216
		81,615,669
Machinery - 0.8%
Caterpillar, Inc.	74,900	6,815,900
Cummins, Inc.	91,400	8,492,888
Dover Corp.	137,140	7,888,293
Illinois Tool Works, Inc.	354,795	16,512,159
Ingersoll-Rand Co. Ltd.	247,700	8,300,427
Joy Global, Inc.	44,000	3,671,800
Stanley Black & Decker, Inc.	189,482	11,744,094
		63,425,561
Professional Services - 0.5%
Nielsen Holdings B.V. (a)	1,495,578	44,358,843
Robert Half International, Inc.	35,800	856,336
		45,215,179
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.2%
Norfolk Southern Corp.	46,300	$ 3,133,584
Ryder System, Inc.	49,700	2,339,876
Union Pacific Corp.	149,300	13,760,981
		19,234,441
Trading Companies & Distributors - 0.0%
Fastenal Co.	57,600	1,928,448
TOTAL INDUSTRIALS		377,389,308
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,544,540	24,218,387
Juniper Networks, Inc. (a)	237,400	4,968,782
Motorola Mobility Holdings, Inc.	112,787	4,254,326
QUALCOMM, Inc.	591,045	30,415,176
		63,856,671
Computers & Peripherals - 1.9%
Apple, Inc. (a)	276,910	106,563,275
Dell, Inc. (a)	565,400	8,404,671
EMC Corp. (a)	870,530	19,665,273
Hewlett-Packard Co.	541,200	14,087,436
SanDisk Corp. (a)	132,600	4,859,790
		153,580,445
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	641,050	30,116,529
Corning, Inc.	365,800	5,497,974
TE Connectivity Ltd.	1,911,225	58,521,710
		94,136,213
Internet Software & Services - 0.6%
eBay, Inc. (a)	70,500	2,176,335
Google, Inc. Class A (a)	93,269	50,454,798
		52,631,133
IT Services - 1.4%
Accenture PLC Class A	108,000	5,787,720
Automatic Data Processing, Inc.	113,500	5,678,405
Computer Sciences Corp.	49,700	1,523,802
Fidelity National Information Services, Inc.	44,700	1,259,646
International Business Machines Corp.	485,095	83,392,681
MasterCard, Inc. Class A	29,500	9,726,445
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	24,800	$ 669,104
The Western Union Co.	231,900	3,830,988
Visa, Inc. Class A	77,100	6,775,548
		118,644,339
Office Electronics - 0.0%
Xerox Corp.	289,400	2,402,020
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	236,700	1,616,661
Analog Devices, Inc.	60,700	2,004,314
Applied Materials, Inc.	359,000	4,063,880
ASML Holding NV	46,300	1,633,001
Broadcom Corp. Class A	117,600	4,192,440
First Solar, Inc. (a)	9,100	909,818
Intel Corp.	1,725,490	34,734,114
Lam Research Corp. (a)	52,100	1,936,036
Linear Technology Corp.	78,100	2,236,003
Marvell Technology Group Ltd. (a)	428,800	5,638,720
Micron Technology, Inc. (a)	529,100	3,126,981
NVIDIA Corp. (a)	311,000	4,139,410
Texas Instruments, Inc.	870,147	22,806,553
		89,037,931
Software - 1.5%
Adobe Systems, Inc. (a)	342,400	8,642,176
Autodesk, Inc. (a)	332,000	9,362,400
CA, Inc.	147,500	3,096,025
Electronic Arts, Inc. (a)	57,200	1,291,576
Microsoft Corp.	1,722,500	45,818,500
Oracle Corp.	1,720,805	48,302,996
Red Hat, Inc. (a)	165,500	6,543,870
		123,057,543
TOTAL INFORMATION TECHNOLOGY		697,346,295
MATERIALS - 2.0%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	18,000	1,473,660
Celanese Corp. Class A	472,268	22,201,319
Dow Chemical Co.	151,000	4,295,950
E.I. du Pont de Nemours & Co.	74,800	3,610,596
Eastman Chemical Co.	506,586	41,909,860
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	317,260	$ 21,868,732
Potash Corp. of Saskatchewan, Inc.	46,200	2,663,860
PPG Industries, Inc.	56,200	4,304,358
Praxair, Inc.	78,200	7,701,918
Sherwin-Williams Co.	59,300	4,491,382
		114,521,635
Construction Materials - 0.0%
Vulcan Materials Co.	125,400	4,392,762
Containers & Packaging - 0.2%
Ball Corp.	110,660	3,974,907
Bemis Co., Inc.	134,675	4,183,006
Packaging Corp. of America	349,166	8,851,358
		17,009,271
Metals & Mining - 0.3%
Barrick Gold Corp.	55,300	2,815,262
Cliffs Natural Resources, Inc.	48,200	3,993,370
Eldorado Gold Corp.	176,200	3,510,684
Freeport-McMoRan Copper & Gold, Inc.	226,300	10,667,782
Nucor Corp.	91,800	3,312,144
United States Steel Corp.	58,100	1,749,972
		26,049,214
Paper & Forest Products - 0.1%
International Paper Co.	162,000	4,398,300
TOTAL MATERIALS		166,371,182
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	2,308,230	65,738,390
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	123,200	6,635,552
Crown Castle International Corp. (a)	106,500	4,625,295
MetroPCS Communications, Inc. (a)	47,200	526,752
Sprint Nextel Corp. (a)	1,370,300	5,152,328
		16,939,927
TOTAL TELECOMMUNICATION SERVICES		82,678,317
Common Stocks - continued
	Shares	Value
UTILITIES - 1.1%
Electric Utilities - 0.4%
Edison International	40,400	$ 1,502,476
Entergy Corp.	115,100	7,505,671
Exelon Corp.	286,200	12,340,944
FirstEnergy Corp.	230,213	10,186,925
PPL Corp.	75,400	2,177,552
		33,713,568
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	2,170,185	31,966,825
Constellation Energy Group, Inc.	197,600	7,605,624
The AES Corp. (a)	746,800	8,110,248
		47,682,697
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	256,500	5,132,565
Dominion Resources, Inc.	22,700	1,106,398
Sempra Energy	66,000	3,466,320
TECO Energy, Inc.	132,000	2,415,600
		12,120,883
TOTAL UTILITIES		93,517,148
TOTAL COMMON STOCKS (Cost $3,609,936,947)		3,751,997,766
Equity Funds - 50.6%

Large Blend Funds - 44.3%
DWS Growth and Income Fund	26,082,798	419,672,213
Fidelity Dividend Growth Fund (c)	31,669,290	837,336,029
FMI Large Cap Fund	30,162,252	464,197,064
Hartford Capital Appreciation Fund (a)	12,933,771	426,038,402
JPMorgan U.S. Large Cap Core Plus Fund Select Class (d)	75,361,606	1,473,319,405
Nuveen Tradewinds Value Opportunities Fund - Class A	2,233,916	77,695,590
TOTAL LARGE BLEND FUNDS		3,698,258,703
Large Growth Funds - 5.0%
Fidelity Advisor New Insights Fund Institutional Class (c)	20,730,979	414,412,273
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 0.3%
Westport Select Cap Fund Class R (a)	856,296	$ 21,261,822
Sector Funds - 1.0%
Market Vectors Gold Miners ETF	1,381,000	86,740,610
TOTAL EQUITY FUNDS (Cost $4,045,072,570)		4,220,673,408
Short-Term Funds - 4.0%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $337,717,375)	337,717,375	337,717,375
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $7,992,726,892)		8,310,388,549
NET OTHER ASSETS (LIABILITIES) - 0.4%		34,201,282
NET ASSETS - 100%		$ 8,344,589,831
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4,964 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 302,233,140	$ 10,763,907
The face value of futures purchased as a percentage of net assets is 3.6%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
(d) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 385,969,301	$ 50,000,000	$ -	$ -	$ 414,412,273
Fidelity Dividend Growth Fund	915,527,474	39,000,000	-	-	837,336,029
Total	$ 1,301,496,775	$ 89,000,000	$ -	$ -	$ 1,251,748,302
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $8,008,096,349. Net unrealized appreciation aggregated $302,292,200, of which $548,192,718 related to appreciated investment securities and $245,900,518 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

August 31, 2011

1.907407.101

SGF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.0%
BorgWarner, Inc. (a)	470,100	$ 33,560,439
Gentex Corp.	741,150	19,229,137
TRW Automotive Holdings Corp. (a)	458,480	19,114,031
		71,903,607
Automobiles - 0.5%
Ford Motor Co. (a)	1,394,100	15,502,392
General Motors Co.	954,560	22,938,077
		38,440,469
Hotels, Restaurants & Leisure - 3.8%
Ctrip.com International Ltd. sponsored ADR (a)	351,600	14,668,752
Las Vegas Sands Corp. (a)	535,900	24,956,863
McDonald's Corp.	623,350	56,388,241
Starbucks Corp.	1,897,823	73,293,924
Starwood Hotels & Resorts Worldwide, Inc.	489,123	21,795,321
Wynn Resorts Ltd.	399,623	61,829,671
Yum! Brands, Inc.	277,700	15,098,549
		268,031,321
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	179,900	10,477,376
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	344,130	74,087,748
Expedia, Inc.	287,320	8,708,669
Netflix, Inc. (a)	50,200	11,797,502
Priceline.com, Inc. (a)	60,250	32,369,915
		126,963,834
Media - 1.3%
CBS Corp. Class B	2,008,350	50,309,168
DIRECTV (a)	130,900	5,755,673
Omnicom Group, Inc.	379,470	15,387,509
Scripps Networks Interactive, Inc. Class A	178,100	7,631,585
Time Warner Cable, Inc.	166,300	10,892,650
		89,976,585
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	231,800	16,555,156
Macy's, Inc.	666,400	17,293,080
		33,848,236
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	297,900	18,949,419
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	124,400	$ 38,190,800
Best Buy Co., Inc.	404,620	10,354,226
Foot Locker, Inc.	332,300	6,935,101
Home Depot, Inc.	1,066,070	35,585,417
O'Reilly Automotive, Inc. (a)	474,700	30,798,536
PetSmart, Inc.	163,900	6,913,302
Ross Stores, Inc.	186,300	14,256,608
Signet Jewelers Ltd.	228,800	8,909,472
Staples, Inc.	607,150	8,949,391
Tiffany & Co., Inc.	271,250	19,519,150
TJX Companies, Inc.	841,490	45,962,184
		245,323,606
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	128,800	7,241,136
Deckers Outdoor Corp. (a)	48,100	4,278,976
NIKE, Inc. Class B	222,360	19,267,494
Ralph Lauren Corp.	116,900	16,028,159
		46,815,765
TOTAL CONSUMER DISCRETIONARY		931,780,799
CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Hansen Natural Corp. (a)	166,900	14,239,908
PepsiCo, Inc.	731,840	47,152,451
The Coca-Cola Co.	316,810	22,319,265
		83,711,624
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	207,900	16,328,466
CVS Caremark Corp.	833,430	29,928,471
		46,256,937
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc. (a)	222,000	23,252,280
Kellogg Co.	216,040	11,735,293
Kraft Foods, Inc. Class A	751,700	26,324,534
Mead Johnson Nutrition Co. Class A	265,950	18,948,938
		80,261,045
Household Products - 0.2%
Energizer Holdings, Inc. (a)	165,600	12,499,488
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	488,183	$ 47,675,952
Herbalife Ltd.	218,600	12,197,880
		59,873,832
Tobacco - 1.4%
Lorillard, Inc.	151,500	16,880,130
Philip Morris International, Inc.	1,189,130	82,430,492
		99,310,622
TOTAL CONSUMER STAPLES		381,913,548
ENERGY - 7.7%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	128,500	7,852,635
Cameron International Corp. (a)	404,620	21,024,055
FMC Technologies, Inc. (a)	726,600	32,304,636
Halliburton Co.	1,333,849	59,182,880
National Oilwell Varco, Inc.	678,648	44,872,206
Schlumberger Ltd.	1,287,577	100,585,515
		265,821,927
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)	582,420	19,260,629
Chevron Corp.	610,460	60,380,599
Concho Resources, Inc. (a)	275,500	23,954,725
ConocoPhillips	256,000	17,425,920
Denbury Resources, Inc. (a)	1,381,750	22,038,913
Exxon Mobil Corp.	605,600	44,838,624
HollyFrontier Corp.	98,100	7,039,656
Occidental Petroleum Corp.	613,680	53,230,603
Peabody Energy Corp.	265,300	12,946,640
Valero Energy Corp.	712,000	16,176,640
		277,292,949
TOTAL ENERGY		543,114,876
FINANCIALS - 3.0%
Capital Markets - 1.7%
Charles Schwab Corp.	1,354,160	16,696,793
Franklin Resources, Inc.	182,200	21,849,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	742,566	$ 39,712,430
TD Ameritrade Holding Corp.	2,542,890	39,109,648
		117,368,295
Commercial Banks - 0.2%
Wells Fargo & Co.	486,030	12,685,383
Consumer Finance - 0.3%
Capital One Financial Corp.	231,100	10,642,155
Discover Financial Services	420,900	10,589,844
		21,231,999
Diversified Financial Services - 0.8%
CME Group, Inc.	99,770	26,650,562
IntercontinentalExchange, Inc. (a)	151,100	17,822,245
JPMorgan Chase & Co.	383,800	14,415,528
		58,888,335
TOTAL FINANCIALS		210,174,012
HEALTH CARE - 8.0%
Biotechnology - 0.6%
Amgen, Inc.	233,200	12,920,446
Gilead Sciences, Inc. (a)	644,740	25,715,455
		38,635,901
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	365,940	20,485,321
Edwards Lifesciences Corp. (a)	239,700	18,085,365
Intuitive Surgical, Inc. (a)	58,312	22,237,281
Medtronic, Inc.	570,140	19,994,810
The Cooper Companies, Inc.	248,800	18,727,176
Varian Medical Systems, Inc. (a)	254,100	14,473,536
		114,003,489
Health Care Providers & Services - 2.5%
Aetna, Inc.	416,700	16,680,501
Cardinal Health, Inc.	211,400	8,984,500
CIGNA Corp.	406,300	18,990,462
Express Scripts, Inc. (a)	561,700	26,366,198
McKesson Corp.	229,500	18,343,935
UnitedHealth Group, Inc.	1,261,100	59,927,472
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	161,900	$ 6,735,040
WellPoint, Inc.	300,420	19,016,586
		175,044,694
Health Care Technology - 0.2%
Cerner Corp. (a)	262,700	17,327,692
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	196,927	10,817,200
Pharmaceuticals - 2.9%
Allergan, Inc.	816,709	66,814,963
Endo Pharmaceuticals Holdings, Inc. (a)	543,500	17,343,085
Johnson & Johnson	364,800	24,003,840
Merck & Co., Inc.	509,300	16,868,016
Perrigo Co.	146,900	13,917,306
Pfizer, Inc.	1,395,820	26,492,664
Shire PLC sponsored ADR	211,200	20,507,520
Watson Pharmaceuticals, Inc. (a)	261,600	17,558,592
		203,505,986
TOTAL HEALTH CARE		559,334,962
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.6%
Goodrich Corp.	216,500	19,307,470
Honeywell International, Inc.	634,840	30,351,700
Lockheed Martin Corp.	211,182	15,667,593
Northrop Grumman Corp.	177,700	9,705,974
Precision Castparts Corp.	338,641	55,486,328
The Boeing Co.	385,150	25,751,129
United Technologies Corp.	353,700	26,262,225
		182,532,419
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	225,000	15,862,500
Expeditors International of Washington, Inc.	435,950	19,835,725
		35,698,225
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	103,200	9,051,672
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Fluor Corp.	392,300	$ 23,820,456
KBR, Inc.	439,700	13,212,985
		37,033,441
Industrial Conglomerates - 1.0%
Danaher Corp.	1,302,299	59,658,317
Tyco International Ltd.	256,900	10,681,902
		70,340,219
Machinery - 2.4%
Caterpillar, Inc.	673,700	61,306,700
Deere & Co.	313,000	25,296,660
Eaton Corp.	184,600	7,928,570
Flowserve Corp.	228,200	21,528,388
Illinois Tool Works, Inc.	304,600	14,176,084
Navistar International Corp. (a)	69,600	2,881,440
Parker Hannifin Corp.	250,620	18,403,027
Snap-On, Inc.	168,900	8,936,499
Timken Co.	260,500	10,250,675
		170,708,043
Professional Services - 0.2%
Towers Watson & Co.	202,300	11,933,677
Road & Rail - 0.9%
CSX Corp.	462,600	10,149,444
Norfolk Southern Corp.	172,700	11,688,336
Union Pacific Corp.	467,400	43,080,258
		64,918,038
TOTAL INDUSTRIALS		582,215,734
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,423,600	22,322,048
Juniper Networks, Inc. (a)	379,250	7,937,703
QUALCOMM, Inc.	2,766,370	142,357,400
		172,617,151
Computers & Peripherals - 4.7%
Apple, Inc. (a)	615,714	236,945,219
Dell, Inc. (a)	976,300	14,512,700
EMC Corp. (a)	1,514,900	34,221,591
Hewlett-Packard Co.	666,860	17,358,366
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	603,748	$ 22,713,000
Western Digital Corp. (a)	150,000	4,423,500
		330,174,376
Electronic Equipment & Components - 0.5%
Avnet, Inc. (a)	172,000	4,513,280
AVX Corp.	436,100	5,712,910
Corning, Inc.	1,349,670	20,285,540
Vishay Intertechnology, Inc. (a)	474,200	5,405,880
		35,917,610
Internet Software & Services - 3.2%
Baidu.com, Inc. sponsored ADR (a)	174,700	25,467,766
Google, Inc. Class A (a)	340,962	184,446,804
VeriSign, Inc.	478,800	14,914,620
		224,829,190
IT Services - 3.0%
Accenture PLC Class A	146,500	7,850,935
Cognizant Technology Solutions Corp. Class A (a)	1,287,470	81,689,972
International Business Machines Corp.	166,400	28,605,824
MasterCard, Inc. Class A	151,500	49,951,065
Visa, Inc. Class A	494,100	43,421,508
		211,519,304
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	334,400	12,168,816
Analog Devices, Inc.	218,110	7,201,992
Applied Materials, Inc.	845,810	9,574,569
ARM Holdings PLC sponsored ADR	277,650	7,657,587
Broadcom Corp. Class A	287,769	10,258,965
Intel Corp.	418,100	8,416,353
Lam Research Corp. (a)	306,200	11,378,392
Microchip Technology, Inc.	1,286,027	42,207,406
Micron Technology, Inc. (a)	821,500	4,855,065
Xilinx, Inc.	373,840	11,641,378
		125,360,523
Software - 6.0%
Adobe Systems, Inc. (a)	770,750	19,453,730
Autodesk, Inc. (a)	120,400	3,395,280
BMC Software, Inc. (a)	646,410	26,250,710
Citrix Systems, Inc. (a)	314,800	19,023,364
Intuit, Inc.	1,083,600	53,453,988
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	997,600	$ 26,536,160
Oracle Corp.	5,996,300	168,316,141
Rovi Corp. (a)	196,910	9,626,930
salesforce.com, Inc. (a)	252,550	32,515,813
Symantec Corp. (a)	857,200	14,700,980
Synopsys, Inc. (a)	741,250	19,183,550
TIBCO Software, Inc. (a)	233,900	5,234,682
VMware, Inc. Class A (a)	255,736	24,131,249
		421,822,577
TOTAL INFORMATION TECHNOLOGY		1,522,240,731
MATERIALS - 3.8%
Chemicals - 2.6%
Ashland, Inc.	552,850	29,306,579
E.I. du Pont de Nemours & Co.	312,600	15,089,202
Eastman Chemical Co.	56,600	4,682,518
Ecolab, Inc.	339,800	18,213,280
Monsanto Co.	677,021	46,667,058
PPG Industries, Inc.	205,880	15,768,349
Praxair, Inc.	438,828	43,220,170
The Mosaic Co.	191,000	13,585,830
		186,532,986
Containers & Packaging - 0.1%
Ball Corp.	128,100	4,601,352
Metals & Mining - 0.9%
Cliffs Natural Resources, Inc.	268,100	22,212,085
Freeport-McMoRan Copper & Gold, Inc.	674,650	31,803,001
Walter Energy, Inc.	136,000	11,116,640
		65,131,726
Paper & Forest Products - 0.2%
Domtar Corp.	168,400	13,525,888
TOTAL MATERIALS		269,791,952
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	510,200	$ 27,479,372
TOTAL COMMON STOCKS (Cost $4,691,726,712)		5,028,045,986
Equity Funds - 24.0%

Large Growth Funds - 15.7%
Aston/Montag & Caldwell Growth Fund Class N	17,834,322	428,737,099
Columbia Select Large Capital Growth Fund Class Z	10,727,327	136,880,694
Fidelity Growth Company Fund (c)	5,708,941	481,549,137
iShares Russell 1000 Growth Index ETF	103,775	5,899,609
PRIMECAP Odyssey Growth Fund	3,238,400	47,928,316
TOTAL LARGE GROWTH FUNDS		1,100,994,855
Mid-Cap Growth Funds - 7.0%
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	13,187,490	492,552,726
Sector Funds - 1.3%
Energy Select Sector SPDR ETF	1,335,000	91,581,000
TOTAL EQUITY FUNDS (Cost $1,572,019,807)		1,685,128,581
Short-Term Funds - 4.3%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0.01% (b) (Cost $304,803,635)	304,803,635	304,803,635
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,568,550,154)		7,017,978,202
NET OTHER ASSETS (LIABILITIES) - 0.3%		23,688,047
NET ASSETS - 100%		$ 7,041,666,249
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,779 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 230,084,415	$ 6,208,273
The face value of futures purchased as a percentage of net assets is 3.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 385,577,701	$ 125,000,000	$ -	$ -	$ 481,549,137
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $6,579,162,567. Net unrealized appreciation aggregated $438,815,635, of which $654,700,169 related to appreciated investment securities and $215,884,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

August 31, 2011

1.912901.101

SUF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.4%
Autoliv, Inc.	160,900	$ 8,981,438
Cooper Tire & Rubber Co.	265,127	3,215,991
Johnson Controls, Inc.	348,900	11,122,932
TRW Automotive Holdings Corp. (a)	137,500	5,732,375
		29,052,736
Automobiles - 0.1%
Ford Motor Co. (a)	548,400	6,098,208
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	15,400	721,105
DeVry, Inc.	17,100	755,478
H&R Block, Inc.	76,400	1,155,168
		2,631,751
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	367,413	12,135,651
Darden Restaurants, Inc.	43,500	2,092,350
Hyatt Hotels Corp. Class A (a)	40,300	1,431,053
McDonald's Corp.	405,769	36,705,864
Tim Hortons, Inc.	143,200	6,847,824
Wyndham Worldwide Corp.	156,200	5,073,376
		64,286,118
Household Durables - 0.2%
D.R. Horton, Inc.	82,200	864,744
Jarden Corp.	8,400	243,936
Lennar Corp. Class A	39,200	576,240
Mohawk Industries, Inc. (a)	29,400	1,456,770
Toll Brothers, Inc. (a)	49,000	842,310
Whirlpool Corp.	126,600	7,936,554
		11,920,554
Leisure Equipment & Products - 0.0%
Mattel, Inc.	90,600	2,434,422
Media - 2.4%
CBS Corp. Class B	521,200	13,056,060
Comcast Corp. Class A	850,100	18,285,651
DISH Network Corp. Class A (a)	412,900	10,264,694
Gannett Co., Inc.	413,000	4,770,150
News Corp. Class A	669,600	11,563,992
Omnicom Group, Inc.	69,600	2,822,280
Scholastic Corp.	95,400	2,648,304
The Walt Disney Co.	1,261,841	42,978,304
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	397,544	$ 26,039,132
Time Warner, Inc.	461,100	14,598,426
Viacom, Inc. Class B (non-vtg.)	292,800	14,124,672
Washington Post Co. Class B	2,000	711,520
		161,863,185
Multiline Retail - 0.9%
Big Lots, Inc. (a)	178,100	6,037,590
JCPenney Co., Inc.	54,500	1,451,335
Kohl's Corp.	74,300	3,443,062
Macy's, Inc.	485,500	12,598,725
Nordstrom, Inc.	292,200	13,283,412
Sears Holdings Corp. (a)	15,000	898,350
Target Corp.	456,700	23,597,689
		61,310,163
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	6,700	406,824
Best Buy Co., Inc.	145,100	3,713,109
Foot Locker, Inc.	34,700	724,189
GameStop Corp. Class A (a)	35,900	859,087
Gap, Inc.	456,300	7,538,076
Genesco, Inc. (a)	73,300	3,886,366
PetSmart, Inc.	149,900	6,322,782
RadioShack Corp.	168,700	2,194,787
Ross Stores, Inc.	208,900	15,986,073
Signet Jewelers Ltd.	20,700	806,058
The Children's Place Retail Stores, Inc. (a)	84,600	3,631,032
TJX Companies, Inc.	298,489	16,303,469
		62,371,852
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	67,700	5,866,205
TOTAL CONSUMER DISCRETIONARY		407,835,194
CONSUMER STAPLES - 5.7%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	36,400	1,005,368
Constellation Brands, Inc. Class A (sub. vtg.) (a)	68,600	1,356,222
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	54,300	$ 2,089,464
PepsiCo, Inc.	187,828	12,101,758
		16,552,812
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	165,900	13,029,786
CVS Caremark Corp.	1,756,520	63,076,633
Kroger Co.	430,300	10,137,868
Safeway, Inc.	572,100	10,486,593
Sysco Corp.	145,200	4,055,436
Wal-Mart Stores, Inc.	1,202,500	63,985,025
Walgreen Co.	336,400	11,844,644
		176,615,985
Food Products - 1.3%
Archer Daniels Midland Co.	951,200	27,090,176
ConAgra Foods, Inc.	524,900	12,818,058
Corn Products International, Inc.	186,200	8,706,712
Fresh Del Monte Produce, Inc.	177,200	4,277,608
General Mills, Inc.	169,200	6,414,372
Kraft Foods, Inc. Class A	206,274	7,223,715
Nestle SA sponsored ADR	159,667	9,911,329
Smithfield Foods, Inc. (a)	41,300	905,296
The J.M. Smucker Co.	35,900	2,588,031
Tyson Foods, Inc. Class A	461,600	8,064,152
		87,999,449
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	320,000	2,518,400
Procter & Gamble Co.	417,500	26,586,400
		29,104,800
Tobacco - 1.1%
Altria Group, Inc.	526,300	14,310,097
Lorillard, Inc.	51,100	5,693,562
Philip Morris International, Inc.	623,656	43,231,834
Reynolds American, Inc.	184,500	6,931,665
		70,167,158
TOTAL CONSUMER STAPLES		380,440,204
Common Stocks - continued
	Shares	Value
ENERGY - 9.1%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	64,600	$ 4,116,958
Halliburton Co.	485,971	21,562,533
Nabors Industries Ltd. (a)	70,800	1,305,552
Noble Corp.	171,400	5,786,464
Schlumberger Ltd.	79,000	6,171,480
Tidewater, Inc.	11,900	637,840
Transocean Ltd. (United States)	85,500	4,789,710
Weatherford International Ltd. (a)	180,100	3,085,113
		47,455,650
Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	419,227	43,209,727
Chesapeake Energy Corp.	470,700	15,245,973
Chevron Corp.	1,655,600	163,755,396
ConocoPhillips	1,052,600	71,650,482
CVR Energy, Inc. (a)	284,800	8,108,256
Devon Energy Corp.	405,400	27,498,282
Energen Corp.	30,500	1,497,550
Exxon Mobil Corp.	1,298,086	96,110,287
Hess Corp.	120,200	7,132,668
Marathon Oil Corp.	737,500	19,853,500
Marathon Petroleum Corp.	517,700	19,185,962
Murphy Oil Corp.	147,000	7,876,260
Occidental Petroleum Corp.	616,967	53,515,718
Peabody Energy Corp.	247,832	12,094,202
Plains Exploration & Production Co. (a)	33,100	973,471
Sunoco, Inc.	28,200	1,075,548
Valero Energy Corp.	581,900	13,220,768
		562,004,050
TOTAL ENERGY		609,459,700
FINANCIALS - 13.8%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	328,500	15,012,450
Bank of New York Mellon Corp.	552,600	11,422,242
BlackRock, Inc. Class A	20,100	3,311,475
Franklin Resources, Inc.	281,303	33,733,856
GFI Group, Inc.	216,900	947,853
Goldman Sachs Group, Inc.	247,800	28,799,316
Morgan Stanley	385,800	6,751,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Raymond James Financial, Inc.	57,200	$ 1,606,176
State Street Corp.	440,000	15,628,800
		117,213,668
Commercial Banks - 3.2%
BB&T Corp.	184,800	4,119,192
BOK Financial Corp.	18,400	905,280
CIT Group, Inc. (a)	53,700	1,856,409
Comerica, Inc.	399,800	10,230,882
Commerce Bancshares, Inc.	23,200	918,024
Cullen/Frost Bankers, Inc.	5,600	285,544
Fifth Third Bancorp	622,689	6,612,957
International Bancshares Corp.	218,800	3,424,220
KeyCorp	677,900	4,501,256
PNC Financial Services Group, Inc.	717,387	35,969,784
The Toronto-Dominion Bank	74,700	5,909,936
U.S. Bancorp	1,314,200	30,502,582
Wells Fargo & Co.	4,138,617	108,017,904
		213,253,970
Consumer Finance - 1.1%
American Express Co.	894,900	44,485,479
Capital One Financial Corp.	294,800	13,575,540
Discover Financial Services	362,800	9,128,048
Nelnet, Inc. Class A	162,277	3,115,718
SLM Corp.	330,900	4,543,257
		74,848,042
Diversified Financial Services - 3.0%
Bank of America Corp.	3,382,200	27,632,574
Citigroup, Inc.	862,950	26,794,598
JPMorgan Chase & Co.	3,752,120	140,929,627
Leucadia National Corp.	66,000	1,955,580
PHH Corp. (a)	132,900	2,521,113
The NASDAQ Stock Market, Inc. (a)	49,000	1,160,810
		200,994,302
Insurance - 4.1%
ACE Ltd.	192,369	12,423,190
Alleghany Corp.	2,300	687,608
Allstate Corp.	226,000	5,927,980
American Financial Group, Inc.	245,600	8,173,568
Arch Capital Group Ltd. (a)	114,700	3,863,096
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	313,200	$ 11,015,244
Everest Re Group Ltd.	91,500	7,384,050
Fidelity National Financial, Inc. Class A	25,000	424,750
Genworth Financial, Inc. Class A (a)	254,600	1,759,286
Hanover Insurance Group, Inc.	130,400	4,631,808
Hartford Financial Services Group, Inc.	466,400	8,926,896
HCC Insurance Holdings, Inc.	356,400	10,421,136
Lincoln National Corp.	935,724	19,416,273
Loews Corp.	286,200	10,766,844
Markel Corp. (a)	5,300	2,088,094
Montpelier Re Holdings Ltd.	187,300	3,217,814
Principal Financial Group, Inc.	85,500	2,168,280
Progressive Corp.	430,600	8,258,908
Prudential Financial, Inc.	928,300	46,609,943
Reinsurance Group of America, Inc.	27,200	1,451,664
RenaissanceRe Holdings Ltd.	37,100	2,432,647
The Chubb Corp.	775,000	47,964,750
The Travelers Companies, Inc.	596,200	30,084,252
Torchmark Corp.	76,650	2,928,797
Tower Group, Inc.	176,400	4,235,364
Unum Group	315,700	7,431,578
Validus Holdings Ltd.	26,100	673,902
W.R. Berkley Corp.	55,500	1,714,395
XL Group PLC Class A	492,356	10,245,928
		277,328,045
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	168,200	3,049,466
AvalonBay Communities, Inc.	77,727	10,600,408
Equity Residential (SBI)	211,200	12,921,216
Simon Property Group, Inc.	155,716	18,296,630
		44,867,720
Thrifts & Mortgage Finance - 0.0%
People's United Financial, Inc.	40,100	471,175
TOTAL FINANCIALS		928,976,922
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.5%
Biotechnology - 1.1%
Amgen, Inc.	947,913	$ 52,519,120
Gilead Sciences, Inc. (a)	543,900	21,693,452
		74,212,572
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	250,900	14,045,382
Becton, Dickinson & Co.	58,900	4,793,282
Boston Scientific Corp. (a)	383,200	2,598,096
Covidien PLC	733,832	38,291,354
Kinetic Concepts, Inc. (a)	108,400	7,321,336
Medtronic, Inc.	439,400	15,409,758
St. Jude Medical, Inc.	80,800	3,679,632
Stryker Corp.	43,500	2,124,540
Zimmer Holdings, Inc. (a)	103,600	5,893,804
		94,157,184
Health Care Providers & Services - 2.6%
Aetna, Inc.	566,000	22,656,980
AMERIGROUP Corp. (a)	12,100	598,587
AmerisourceBergen Corp.	128,731	5,095,173
CIGNA Corp.	90,600	4,234,644
Coventry Health Care, Inc. (a)	46,900	1,542,072
Health Net, Inc. (a)	29,400	725,886
Humana, Inc.	155,700	12,088,548
Laboratory Corp. of America Holdings (a)	37,100	3,098,963
LifePoint Hospitals, Inc. (a)	122,800	4,506,760
McKesson Corp.	133,100	10,638,683
MEDNAX, Inc. (a)	5,900	385,329
Patterson Companies, Inc.	406,500	11,877,930
Quest Diagnostics, Inc.	40,300	2,017,821
UnitedHealth Group, Inc.	1,506,512	71,589,450
Universal Health Services, Inc. Class B	8,300	345,280
WellPoint, Inc.	380,000	24,054,000
		175,456,106
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	31,800	1,172,466
Thermo Fisher Scientific, Inc. (a)	125,800	6,910,194
		8,082,660
Pharmaceuticals - 5.3%
Abbott Laboratories	967,500	50,803,425
Bristol-Myers Squibb Co.	547,600	16,291,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	626,900	$ 23,515,019
Endo Pharmaceuticals Holdings, Inc. (a)	167,900	5,357,689
Forest Laboratories, Inc. (a)	282,900	9,686,496
Johnson & Johnson	967,797	63,681,043
Merck & Co., Inc.	2,174,399	72,016,095
Par Pharmaceutical Companies, Inc. (a)	136,400	4,055,172
Pfizer, Inc.	5,105,100	96,894,798
Teva Pharmaceutical Industries Ltd. sponsored ADR	278,800	11,531,168
Warner Chilcott PLC	59,100	1,008,246
		354,840,251
TOTAL HEALTH CARE		706,748,773
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	297,000	19,031,760
Huntington Ingalls Industries, Inc. (a)	39,434	1,180,644
ITT Corp.	245,000	11,598,300
L-3 Communications Holdings, Inc.	315,800	21,417,556
Lockheed Martin Corp.	328,000	24,334,320
Northrop Grumman Corp.	333,600	18,221,232
Raytheon Co.	348,000	15,044,040
The Boeing Co.	172,447	11,529,806
United Technologies Corp.	448,357	33,290,507
		155,648,165
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	204,400	13,774,516
Airlines - 0.1%
SkyWest, Inc.	168,498	2,148,350
Building Products - 0.0%
Owens Corning (a)	31,000	900,860
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	4,242,321
Pitney Bowes, Inc.	47,400	962,694
R.R. Donnelley & Sons Co.	332,400	5,069,100
The Brink's Co.	157,000	4,034,900
Unifirst Corp. Massachusetts	81,500	4,220,070
		18,529,085
Construction & Engineering - 0.2%
KBR, Inc.	195,300	5,868,765
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Quanta Services, Inc. (a)	49,000	$ 940,310
Tutor Perini Corp.	185,700	2,607,228
URS Corp. (a)	128,800	4,517,016
		13,933,319
Electrical Equipment - 0.1%
Emerson Electric Co.	146,500	6,819,575
Hubbell, Inc. Class B	14,700	869,211
Rockwell Automation, Inc.	13,100	840,103
		8,528,889
Industrial Conglomerates - 1.6%
3M Co.	176,700	14,662,566
General Electric Co.	5,381,200	87,767,372
Tyco International Ltd.	116,000	4,823,280
		107,253,218
Machinery - 0.6%
AGCO Corp. (a)	29,400	1,259,496
Cummins, Inc.	48,700	4,525,204
Deere & Co.	103,900	8,397,198
Dover Corp.	20,800	1,196,416
Eaton Corp.	137,300	5,897,035
Flowserve Corp.	17,600	1,660,384
Illinois Tool Works, Inc.	67,700	3,150,758
Kennametal, Inc.	19,100	704,026
Parker Hannifin Corp.	40,400	2,966,572
Snap-On, Inc.	6,500	343,915
Timken Co.	181,800	7,153,830
		37,254,834
Professional Services - 0.0%
Dun & Bradstreet Corp.	12,000	802,680
Road & Rail - 0.4%
CSX Corp.	122,700	2,692,038
Norfolk Southern Corp.	210,200	14,226,336
Union Pacific Corp.	115,782	10,671,627
		27,590,001
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	318,300	$ 3,746,391
Finning International, Inc.	337,540	8,621,196
		12,367,587
TOTAL INDUSTRIALS		398,731,504
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.8%
Arris Group, Inc. (a)	294,500	3,215,940
Cisco Systems, Inc.	1,073,800	16,837,184
Harris Corp.	269,200	10,862,220
QUALCOMM, Inc.	458,300	23,584,118
		54,499,462
Computers & Peripherals - 0.7%
Apple, Inc. (a)	19,925	7,667,738
Dell, Inc. (a)	1,021,200	15,180,138
Hewlett-Packard Co.	483,400	12,582,902
Seagate Technology	568,300	6,580,914
Western Digital Corp. (a)	205,800	6,069,042
		48,080,734
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	53,300	1,662,960
Avnet, Inc. (a)	69,700	1,828,928
Corning, Inc.	1,785,100	26,830,053
Ingram Micro, Inc. Class A (a)	63,300	1,129,272
Molex, Inc.	39,700	867,445
TE Connectivity Ltd.	483,300	14,798,646
Tech Data Corp. (a)	99,800	4,698,584
Vishay Intertechnology, Inc. (a)	255,200	2,909,280
		54,725,168
Internet Software & Services - 0.1%
IAC/InterActiveCorp (a)	64,300	2,541,779
Yahoo!, Inc. (a)	115,300	1,568,657
		4,110,436
IT Services - 1.7%
Accenture PLC Class A	185,801	9,957,076
Alliance Data Systems Corp. (a)	13,000	1,214,330
Computer Sciences Corp.	114,300	3,504,438
CSG Systems International, Inc. (a)	185,800	2,482,288
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	75,300	$ 2,121,954
Fiserv, Inc. (a)	37,100	2,071,293
International Business Machines Corp.	341,864	58,769,840
The Western Union Co.	155,100	2,562,252
Visa, Inc. Class A	361,400	31,759,832
		114,443,303
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	74,500	2,459,990
Applied Materials, Inc.	329,200	3,726,544
Avago Technologies Ltd.	199,200	6,595,512
Fairchild Semiconductor International, Inc. (a)	571,400	7,576,764
GT Advanced Technologies, Inc. (a)	505,500	6,172,155
Intel Corp.	2,361,500	47,536,995
KLA-Tencor Corp.	214,900	7,882,532
Lam Research Corp. (a)	31,100	1,155,676
Maxim Integrated Products, Inc.	33,100	762,955
Micron Technology, Inc. (a)	668,900	3,953,199
Texas Instruments, Inc.	530,300	13,899,163
Xilinx, Inc.	66,300	2,064,582
		103,786,067
Software - 1.7%
CA, Inc.	245,800	5,159,342
Microsoft Corp.	2,329,836	61,973,638
Oracle Corp.	1,245,201	34,952,792
Symantec Corp. (a)	869,000	14,903,350
		116,989,122
TOTAL INFORMATION TECHNOLOGY		496,634,292
MATERIALS - 2.5%
Chemicals - 1.2%
Albemarle Corp.	20,600	1,044,626
Ashland, Inc.	126,100	6,684,561
Cabot Corp.	210,275	7,239,768
Dow Chemical Co.	372,500	10,597,625
E.I. du Pont de Nemours & Co.	197,700	9,542,979
Eastman Chemical Co.	112,000	9,265,760
Huntsman Corp.	368,176	4,826,787
LyondellBasell Industries NV Class A	52,200	1,808,730
Potash Corp. of Saskatchewan, Inc.	56,100	3,234,688
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	39,100	$ 2,994,669
RPM International, Inc.	41,500	864,860
Stepan Co.	70,700	5,348,455
Syngenta AG (Switzerland)	51,300	16,236,409
Valspar Corp.	29,400	949,326
Westlake Chemical Corp.	6,100	280,295
		80,919,538
Containers & Packaging - 0.1%
Ball Corp.	90,600	3,254,352
Bemis Co., Inc.	26,200	813,772
Crown Holdings, Inc. (a)	46,900	1,663,543
Rock-Tenn Co. Class A	52,800	2,833,776
Sonoco Products Co.	29,400	928,746
		9,494,189
Metals & Mining - 0.9%
BHP Billiton Ltd.	149,200	6,350,495
BHP Billiton Ltd. sponsored ADR	101,717	8,663,237
Cliffs Natural Resources, Inc.	144,200	11,946,970
Freeport-McMoRan Copper & Gold, Inc.	249,303	11,752,143
Newmont Mining Corp.	161,800	10,131,916
Reliance Steel & Aluminum Co.	22,700	940,688
Steel Dynamics, Inc.	611,400	7,783,122
		57,568,571
Paper & Forest Products - 0.3%
Domtar Corp.	12,000	963,840
International Paper Co.	670,500	18,204,075
MeadWestvaco Corp.	78,600	2,163,072
		21,330,987
TOTAL MATERIALS		169,313,285
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	3,869,195	110,194,674
Wireless Telecommunication Services - 0.6%
China Mobile (Hong Kong) Ltd. sponsored ADR	277,800	14,215,026
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC	6,210,500	$ 16,302,459
Vodafone Group PLC sponsored ADR	353,256	9,304,763
		39,822,248
TOTAL TELECOMMUNICATION SERVICES		150,016,922
UTILITIES - 3.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	929,752	35,916,320
Duke Energy Corp.	376,000	7,110,160
Edison International	137,500	5,113,625
El Paso Electric Co.	138,186	4,779,854
Entergy Corp.	215,200	14,033,192
Exelon Corp.	74,200	3,199,504
NextEra Energy, Inc.	547,500	31,054,200
NV Energy, Inc.	106,900	1,594,948
Pepco Holdings, Inc.	53,300	1,038,284
Pinnacle West Capital Corp.	12,200	539,728
Portland General Electric Co.	221,500	5,342,580
Westar Energy, Inc.	37,100	988,715
		110,711,110
Gas Utilities - 0.1%
Atmos Energy Corp.	183,000	6,137,820
UGI Corp.	25,700	764,832
		6,902,652
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	110,600	1,629,138
Constellation Energy Group, Inc.	166,600	6,412,434
NRG Energy, Inc. (a)	59,100	1,385,304
The AES Corp. (a)	192,500	2,090,550
		11,517,426
Multi-Utilities - 1.6%
Alliant Energy Corp.	30,500	1,237,385
Ameren Corp.	237,300	7,180,698
CMS Energy Corp.	353,700	6,967,890
DTE Energy Co.	120,600	6,097,536
Integrys Energy Group, Inc.	22,700	1,136,589
MDU Resources Group, Inc.	46,800	998,712
NiSource, Inc.	68,900	1,471,704
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	31,500	$ 1,576,575
PG&E Corp.	634,000	26,849,900
Public Service Enterprise Group, Inc.	369,700	12,617,861
SCANA Corp.	29,400	1,182,468
Sempra Energy	358,631	18,835,300
TECO Energy, Inc.	65,400	1,196,820
Wisconsin Energy Corp.	721,900	22,840,916
		110,190,354
Water Utilities - 0.0%
American Water Works Co., Inc.	43,000	1,280,540
TOTAL UTILITIES		240,602,082
TOTAL COMMON STOCKS (Cost $4,322,712,038)		4,488,758,878
Equity Funds - 27.0%

Large Value Funds - 15.0%
American Beacon Large Cap Value Fund Institutional Class	32,134,320	589,343,421
Hotchkis and Wiley Large Cap Value Fund Class A	1,245,126	18,651,983
Invesco Diversified Dividend Fund - Class A	22,704,480	264,280,146
John Hancock Classic Value Fund Class I	9,005,575	138,505,736
TOTAL LARGE VALUE FUNDS		1,010,781,286
Mid-Cap Blend Funds - 6.0%
Fidelity Low Priced Stock Fund (c)	6,964,264	265,477,727
RS Value Fund Class A (a)	5,968,637	136,383,357
TOTAL MID-CAP BLEND FUNDS		401,861,084
Mid-Cap Value Funds - 6.0%
T. Rowe Price Mid Cap Value Fund	17,812,591	401,317,683
TOTAL EQUITY FUNDS (Cost $1,779,004,717)		1,813,960,053
Short-Term Funds - 5.5%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $372,390,468)	372,390,468	$ 372,390,468
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,474,107,223)		6,675,109,399
NET OTHER ASSETS (LIABILITIES) - 0.6%		39,695,844
NET ASSETS - 100%		$ 6,714,805,243
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5,202 CME E-mini S&P 500 Index Contracts	Sept. 2011	$ 316,723,770	$ (13,948,137)
The face value of futures purchased as a percentage of net assets is 4.7%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low Priced Stock Fund	$ 237,343,881	$ 78,000,000	$ 25,000,000	$ -	$ 265,477,727
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 407,835,194	$ 407,835,194	$ -	$ -
Consumer Staples	380,440,204	380,440,204	-	-
Energy	609,459,700	609,459,700	-	-
Financials	928,976,922	928,976,922	-	-
Health Care	706,748,773	706,748,773	-	-
Industrials	398,731,504	398,731,504	-	-
Information Technology	496,634,292	496,634,292	-	-
Materials	169,313,285	146,726,381	22,586,904	-
Telecommunication Services	150,016,922	133,714,463	16,302,459	-
Utilities	240,602,082	240,602,082	-	-
Equity Funds	1,813,960,053	1,813,960,053	-	-
Short-Term Funds	372,390,468	372,390,468	-	-
Total Investments in Securities:	$ 6,675,109,399	$ 6,636,220,036	$ 38,889,363	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (13,948,137)	$ (13,948,137)	$ -	$ -
Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $6,482,973,918. Net unrealized appreciation aggregated $192,135,481, of which $474,391,150 related to appreciated investment securities and $282,255,669 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 31, 2011